UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707

13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750

Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                   May 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     28-5814                         Baldwin Brothers
     28-2635                         Gardner, Russo & Gardner
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $58,327
                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                     FORM 13F INFORMATION TABLE
                             Title
                               of                  Value     SHRS OR   SH/ PUT/   Investment    Other           Voting Authority
Name of Issuer               Class    CUSIP       (x$1000)   PRN AMT   PRN CALL   Discretion   Managers     Sole     Shared    None
--------------               -----    -----       --------   -------   --------   ----------   --------   -------    ------    ----
ABBOTT LABS                  Common   002824100    2,106      51,250      SH         Sole        None      51,250
AMGEN CORP.                  Common   031162100      500       8,603      SH         Sole        None       8,603
BP AMOCO PLC                 Common   055622104      442       8,632      SH         Sole        None       8,632
CAMPBELL SOUP COMPANY        Common   134429109    6,511     238,776      SH         Sole        None     238,776
CISCO SYSTEMS                Common   17275R102      339      14,401      SH         Sole        None      14,401
COCA COLA COMPANY            Common   191216100    1,292      25,687      SH         Sole        None      25,687
COMCAST CORP NEW             CL A     20030N101    1,727      60,054      SH         Sole        None      60,054
CONOCOPHILLIPS               Common   20825C104      785      11,242      SH         Sole        None      11,242
EPIX MED INC.                Common   26881Q101      623      30,000      SH         Sole        None      30,000
EXXON MOBIL CORP             Common   30231G102    8,013     192,666      SH         Sole        None     192,666
GENERAL ELEC CO              Common   369604103    4,237     138,817      SH         Sole        None     138,817
IMCLONE SYS INC              Common   45245W109      725      14,285      SH         Sole        None      14,285
J P MORGAN CHASE & CO        Common   46625H100    2,361      56,288      SH         Sole        None      56,288
MAXIM INTEGRATED PRODS INC   Common   57772K101    1,002      21,328      SH         Sole        None      21,328
MERCK & CO., INC.            Common   589331107    1,479      33,469      SH         Sole        None      33,469
MICROSEMI CORP.              Common   595137100      309      22,574      SH         Sole        None      22,574
MONSANTO COMPANY (NEW)       Common   61166W101    2,559      69,782      SH         Sole        None      69,782
NORTEL NETWORKS CORP         Common   656568102      119      19,979      SH         Sole        None      19,979
ORACLE SYSTEMS CORP.         Common   68389X105      996      82,991      SH         Sole        None      82,991
PFIZER, INC.                 Common   717081103   12,504     356,749      SH         Sole        None     356,749
PORTAL SOFTWARE INC          Common   736126103      177      26,228      SH         Sole        None      26,228
SUN MICROSYSTEMS             Common   866810104      137      32,770      SH         Sole        None      32,770
UNION PACIFIC CORP.          Common   907818108      396       6,620      SH         Sole        None       6,620
WELLS FARGO AND COMPANY      Common   949746101    8,989     158,628      SH         Sole        None     158,628
                                                 58,327

01864.0005 #485244